Consolidated Statements of Cash Flows - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Cash Flows from Operating Activities
Net loss from continuing operations	$ (53,652)	$ (18,569)
Adjustments to reconcile net income/(loss) to net cash provided used in operations:
Depreciation, amortization and accretion	3,657	3,677
Amortization of debt discount	4,859	3,871
Credit loss expense	8
Gain (loss) on foreign currency exchange rates	(187)	288
Fair value movement of FPA Asset	16,642
Solis Bond waiver fee	11,232
Loss on disposal of asset	3,889
Non-cash operating lease assets	(299)	(1,049)
Changes in assets and liabilities, net of effects of acquisitions:
Accounts receivable and other short-term receivables	4,047	(2,752)
Prepaid expenses and other assets	(2,776)	2,496
Accounts payable	3,673	(1,225)
Accrued liabilities	18,964	3,584
Operating lease liabilities	381	1,034
Net Cash provided by (used in) Operating Activities	10,438	(8,645)
Net Cash provided by (used in) Operating Activities - Discontinued Operations	2,774	1,255
Cash Flows from Investing Activities:
Purchases of property and equipment	(4,737)	(1,154)
Sales of property and equipment	17,364
Capitalized Cost	(5,857)	(655)
Construction in Process	(7,445)	(3,164)
Net Cash provided by (used in) Investing Activities	(675)	(4,973)
Net Cash provided by (used in) Investing Activities - Discontinued Operations	(83)	(12,429)
Cash Flows from Financing Activities:
Proceeds from debt	15,468	23,961
Payments of debt principal	(210)
Debt Issuance Cost	292	(1,407)
Merger proceeds net of transaction costs	(500)
Repayment of shareholder loans		(9,282)
Distributions to parent	(21,908)	(29,997)
Contributions from parent	15,855	21,731
Net Cash provided by (used in) Financing Activities	8,997	5,006
Net Cash provided by (used in) Financing Activities - Discontinued Operations	(5,067)	7,325
Effect of exchange rate on cash	433	(558)
Net increase (decrease) in cash, cash equivalents and restricted cash	16,817	(13,019)
Cash, cash equivalents, and restricted cash beginning of the year	7,747	20,766
Cash, cash equivalents, and restricted cash end of the year	24,564	7,747
Cash Reconciliation
Cash and cash equivalents	5,403	1,149
Restricted cash	19,161	6,598
Cash, cash equivalents, and restricted cash end of the year	24,564	7,747
Cash paid during the period for:
Interest (net of capitalized interest of 397 and 87 respectively)	7,321	3,828
Taxes	$ 2,488	$ 2,015